SHARE CAPITAL AND RESERVES (Details)	Nov. 30, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares authorized	20,000,000
Preferred Shares Without Par Value [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	9,999,900
Series A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	1,000,000
Series B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	100
Series C Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	1,000,000
Series D Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	4,000,000
Series E Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	4,000,000